Cover	Jul. 27, 2021	Apr. 28, 2021
Cover [Abstract]
Document Period End Date	Jul. 27, 2021
Entity Registrant Name		WESTWOOD HOLDINGS GROUP, INC.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900